Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,779	$ 14,273	$ 25,351
Account and other receivables, net of allowance	230	102	41
Prepaid expenses and other current assets	667	350	243
Inventories	326	303	99
Other current assets	46
Note receivable, current portion			1,856
Total current assets	6,048	15,028	27,590
Inventories	423	294	388
Property and equipment, net	5,493	4,025	471
Intangible assets, net	27	31	36
Operating lease right of use asset	2,491	2,385	1,926
Other long-term assets	81	77	36
Total assets	14,563	21,840	30,447
Current liabilities:
Accounts payable	289	217	194
Accrued liabilities	1,554	1,150	909
Current portion of debt	5
Current portion of long-term debt			109
Current portion of related party debt	163
Derivative liabilities	139	347	1,238
Current portion of operating lease liability	720	500	403
Other current liabilities	2		26
Total current liabilities	2,872	2,214	2,879
Related party debt, net of current portion	72
Operating lease liability, net of current portion	1,811	1,898	1,477
Debt, net of current portion	393		287
Total liabilities	5,148	4,112	4,643
Commitments and Contingencies
Stockholders’ Equity:
Common stock, $0.01 par value, 250,000,000 shares authorized; 247,292 and 247,105 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively.	3	3	3
Additional paid-in capital	267,910	267,608	266,908
Accumulated deficit	(258,498)	(249,883)	(241,107)
Total stockholders’ equity	9,415	17,728	25,804
Total liabilities and stockholders’ equity	14,563	21,840	30,447
Revision of Prior Period, Error Correction, Adjustment [Member]
Current assets:
Cash and cash equivalents		14,273
Account and other receivables, net of allowance		102
Prepaid expenses and other current assets		350
Inventories		303
Other current assets
Total current assets		15,028
Inventories		294
Property and equipment, net		4,025
Intangible assets, net		31
Operating lease right of use asset		2,385
Other long-term assets		77
Total assets		21,840
Current liabilities:
Accounts payable		242
Accrued liabilities		1,150
Current portion of debt		509
Current portion of related party debt
Derivative liabilities		347
Current portion of operating lease liability		500
Other current liabilities
Total current liabilities		2,748
Related party debt, net of current portion
Operating lease liability, net of current portion		1,898
Debt, net of current portion
Total liabilities		4,646
Commitments and Contingencies
Stockholders’ Equity:
Common stock, $0.01 par value, 250,000,000 shares authorized; 247,292 and 247,105 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively.		3
Additional paid-in capital		267,608
Accumulated deficit		(250,417)
Total stockholders’ equity		17,194
Total liabilities and stockholders’ equity		21,840
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Series B Convertible Preferred Stock [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Stockholders’ Equity:
Preferred stock value
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock value
Series C Convertible Preferred Stock [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Stockholders’ Equity:
Preferred stock value